CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Operating activities:
Net income	$ 459	$ 499
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expense, net of equipment under operating leases and assets sold under buy-back commitments	360	348
Depreciation and amortization expense of equipment under operating leases and assets sold under buy-back commitments	196	179
Loss from disposal of assets	1
Undistributed income (loss) of unconsolidated subsidiaries	4	(9)
Other non-cash items	88	103
Changes in operating assets and liabilities:
Provisions	193	221
Deferred income taxes	(38)	(104)
Trade and financing receivables related to sales, net	(1,317)	(1,642)
Inventories, net	(1,380)	(1,438)
Trade payables	(271)	601
Other assets and liabilities	126	(91)
Net cash used in operating activities	(1,579)	(1,333)
Investing activities:
Additions to retail receivables	(3,034)	(3,390)
Collections of retail receivables	3,236	3,195
Proceeds from the sale of assets, net of equipment under operating leases and assets sold under buy-back commitments	10
Proceeds from the sale of assets previously under operating leases and assets sold under buy-back commitments	268	239
Expenditures for property, plant and equipment and intangible assets, net of equipment under operating leases and assets sold under buy-back commitments	(354)	(401)
Expenditures for equipment under operating leases and assets sold under buy-back commitments	(773)	(582)
Other	292	244
Net cash used in investing activities	(355)	(695)
Financing activities:
Proceeds from long-term debt	9,904	9,050
Payments of long-term debt	(8,358)	(8,142)
Net decrease in other financial liabilities	(220)	460
Dividends paid	(379)	(363)
Other	6	(5)
Net cash provided by financing activities	953	1,000
Effect of foreign exchange rate changes on cash and cash equivalents	29	(81)
Decrease in cash and cash equivalents	(952)	(1,109)
Cash and cash equivalents, beginning of year	5,567	5,199
Cash and cash equivalents, end of period	$ 4,615	$ 4,090